Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule Of Reconciliation Of The Numerators Used In Calculating Earnings/(Loss) Per Share
The following tables provide a reconciliation of the numerators used in calculating earnings/(loss) per share attributable to common shareholders:

(Dollars in thousands)	2014	2013	2012
Income/(loss) from continuing operations	$231,050	$40,519	$(16,443)
Income/(loss) from discontinued operations, net of tax	-	548	148
Net income/(loss)	231,050	41,067	(16,295)
Net income attributable to noncontrolling interest	11,527	11,465	11,464
Net income/(loss) attributable to controlling interest	219,523	29,602	(27,759)
Preferred stock dividends	6,200	5,838	-
Net income/(loss) available to common shareholders	$213,323	$23,764	$(27,759)

Income/(loss) from continuing operations	$231,050	$40,519	$(16,443)
Net income attributable to noncontrolling interest	11,527	11,465	11,464
Preferred stock dividends	6,200	5,838	-
Net income/(loss) from continuing operations available to common shareholders	$213,323	$23,216	$(27,907)

Schedule Of Reconciliation Of Weighted Average Common Shares To Diluted Average Common Shares
The following table provides a reconciliation of weighted average common shares to diluted average common shares:

(Shares in thousands)	2014	2013	2012
Weighted average common shares outstanding - basic	234,997	237,972	248,349
Effect of dilutive securities	1,738	1,822	-
Weighted average common shares outstanding - diluted	236,735	239,794	248,349

Schedule Of Reconciliation Of Earnings/(Loss) Per Common And Diluted Share
The following tables show earnings/(loss) per common and diluted share:

Earnings/(loss) per common share:	2014	2013	2012
Income/(loss) per share from continuing operations available to common shareholders	$0.91	$0.10	$(0.11)
Income/(loss) per share available to common shareholders	$0.91	$0.10	$(0.11)

Diluted earnings/(loss) per common share:
Diluted income/(loss) per share from continuing operations available to common shareholders	$0.90	$0.10	$(0.11)
Diluted income/(loss) per share available to common shareholders	$0.90	$0.10	$(0.11)